Class A, Class C, Institutional Class | Neuberger Berman Municipal Intermediate Bond Fund
Neuberger Berman Income Funds®
Neuberger Berman Municipal Intermediate Bond Fund
Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information, each dated February 28, 2019, as amended and supplemented

This supplement describes important changes affecting Neuberger Berman Municipal Intermediate Bond Fund (the “Fund”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC at 877-628-2583.

(1)      Reduction of the Fund’s Investment Advisory Fee Rate and Contractual Expense Limitation Arrangements for Class A, Class C and Institutional Class: Effective immediately, the Fund will pay NBIA a fee at the annual rate of 0.14% of the Fund’s average daily net assets for investment advisory services.  Additionally, the contractual expense limitation arrangements for each of Class A, Class C and Institutional Class will be 0.67%, 1.42% and 0.30%, respectively, of the class’ average net assets as described below.  As a result, effective immediately, the fee table and expense example included in the Fund’s Class A, Class C and Institutional Class Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

(3)    Changes to Principal Investment Strategy: The second full paragraph of the “Principal Investment Strategies” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

The Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities (commonly known as “junk bonds”), and unrated securities. The Fund normally will not invest more than 15% of its total assets in below investment grade securities. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund may invest in securities that are in default or have defaulted with respect to the payment of interest or repayment of principal or securities whose ratings imply an imminent risk of default with respect to such payments, depending on the Portfolio Managers’ evaluation of the investment opportunity.

(4)    Changes to Principal Investment Risks: The following is added to the “Principal Investment Risks” section of the Fund’s Summary Prospectuses and Prospectuses:

Distressed Securities Risk. Distressed securities may present a substantial risk of default, including the loss of the entire investment, or may be in default. The prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility and it may be difficult to value such securities. In certain periods, there may be little or no liquidity in the markets for distressed securities meaning that the Fund may be unable to exit its position.

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market factors, instrument or issuer-specific factors and/or unanticipated outflows, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price during times when the economy is weak or is expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Restricted Securities Risk. Restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

The date of this supplement is September 12, 2019.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, Class C, Institutional Class - Neuberger Berman Municipal Intermediate Bond Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		4.25%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C, Institutional Class - Neuberger Berman Municipal Intermediate Bond Fund		Class A	Class C	Institutional Class
Management fees	[1]	0.41%	0.41%	0.29%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.17%	0.17%	0.17%
Total annual operating expenses		0.83%	1.58%	0.46%
Fee waiver and/or expense reimbursement	[2]	0.16%	0.16%	0.16%
Total annual operating expenses after fee waiver and/or expense reimbursement	[3]	0.67%	1.42%	0.30%
[1]	"Management fees" have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2]	"Fee waiver and/or expense reimbursement" has been restated to reflect the contractual expense limit for each Class as disclosed in note 4.
[3]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.67%, 1.42% and 0.30% of average net assets, respectively. Each of these undertakings lasts until 10/31/2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.67%, 1.42% and 0.30% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

(assuming redemption)
Expense Example - Class A, Class C, Institutional Class - Neuberger Berman Municipal Intermediate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	491	630	818	1,362
Class C	245	449	813	1,835
Institutional Class	31	97	207	530

(assuming no redemption)
Expense Example No Redemption - Class A, Class C, Institutional Class - Neuberger Berman Municipal Intermediate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	491	630	818	1,362
Class C	145	449	813	1,835
Institutional Class	31	97	207	530